CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
General administrative expense and others	$ (26,452,637)	$ (9,928,512)	$ (5,816,130)
Impairment on long-term investments	(29,189,836)	0
NET (LOSS) INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	(71,198,379)	5,532,581	65,481,973
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(5,288,742)	(6,136,187)	6,028,143
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO HEXINDAI'S SHARESHOLDERS	(76,487,121)	(603,606)	71,405,954
Parent Company | Reportable Legal Entities
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Equity in earnings of subsidiaries, VIEs and VIEs' subsidiaries	(35,994,910)	14,725,415	68,117,762
General administrative expense and others	(6,013,633)	(9,192,834)	(2,607,137)
Impairment on long-term investments	(29,189,836)
NET (LOSS) INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	(71,198,379)	5,532,581	65,510,625
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(5,288,740)	(6,136,187)	6,028,143
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO HEXINDAI'S SHARESHOLDERS	$ (76,487,119)	$ (603,606)	$ 71,538,768